Property, plant and equipment - Reconciliation of depreciation and depletion (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Operating costs and general and administrative expenses	$ 7,547	$ 102
Inventories	2,657
Deferred exploration and evaluation expenditure	528	450
Depreciation and depletion	$ 10,732	$ 552